Regulatory Assets and Liabilities (Regulatory Assets) (Details) - USD ($) $ in Millions		3 Months Ended
		Mar. 31, 2015	Dec. 31, 2014
Regulatory Assets [Line Items]
Regulatory assets-current		$ 3.8	$ 1.7
Regulatory assets-non-current		2.6	2.5
Total regulatory assets		6.4	4.2
Past expenditures in which no return is expected		$ 3.8
Recovery period of expenditures		1 year
Unrecovered gas costs
Regulatory Assets [Line Items]
Regulatory assets-current	[1]	$ 3.1	1.5
Other
Regulatory Assets [Line Items]
Regulatory assets-current		0.7	0.2
Income taxes recoverable through future rates
Regulatory Assets [Line Items]
Regulatory assets-non-current	[2]	$ 2.6	$ 2.5

[1]	Reflects unrecovered/overrecovered gas costs, which are subject to annual filings with the FERC.
[2]	Amounts to be recovered through future rates to pay income taxes that become payable by unitholders when rate revenue is provided to recover AFUDC-equity when such amounts are recovered through book depreciation.